Short Term Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule Of Future Minimum Lease Payments Under Non-cancelable Operating Leases

The future minimum lease payments under non-cancellable operating leases as of September 30, 2023 for the next five years and thereafter are as follows:

(in thousands)
Remainder of 2023	$38
2024	153
2025	157
2026	107
2027	—
Thereafter	—
Total minimum payments required	455
Less: implied interest	(87)
Present value of lease liabilities	$368

The future minimum lease payments under non-cancellable operating leases as of December 31, 2022 for the next five years and thereafter are as follows:

(In thousands)	Lease Payments
Year Ending December 31,
2023 (1)	$217
Total	$217

(1)
Operating lease expires before or during the year ending December 31, 2023.